Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,012,000
Previously Paid Amount	0.00
Total Fee Amount	692.16
Total Offset Amount	0.00
Net Fee	692.16
Narrative - Max Aggregate Offering Price	$ 5,012,000
Final Prospectus	true